Pensions - Movements in Net Defined Benefit Liability (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (259,215)	$ (503,288)	$ (511,651)
Current service cost	(133)	(257)	(237)
Interest (expense) income	(3,709)	(3,428)	(2,492)
Total	(263,057)	(506,973)	(514,380)
Return on plan assets (excluding amounts included in interest income or expense)	3,187	34,550	5,613
Impact on changes in demographic assumptions	14,216		(20,022)
Financial assumption movement effect	(7,103)	73,218	23,757
Experience adjustments	399	114,466	(24,347)
Gain (loss) on remeasurement, net defined benefit liability (asset)	10,699	222,234	(14,999)
Pension fund contribution	25,021	25,524	26,091
Ending balance	(227,337)	(259,215)	(503,288)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(759,548)	(959,677)	(943,391)
Current service cost	(133)	(257)	(237)
Interest (expense) income	(11,150)	(6,589)	(4,629)
Total	(770,831)	(966,523)	(948,257)
Impact on changes in demographic assumptions	14,216		(20,022)
Financial assumption movement effect	(7,103)	73,218	23,757
Experience adjustments	399	114,466	(24,347)
Gain (loss) on remeasurement, net defined benefit liability (asset)	7,512	187,684	(20,612)
Paid pension	19,128	19,291	9,192
Ending balance	(744,191)	(759,548)	(959,677)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	500,333	456,389	431,740
Interest (expense) income	7,441	3,161	2,137
Total	507,774	459,550	433,877
Return on plan assets (excluding amounts included in interest income or expense)	3,187	34,550	5,613
Gain (loss) on remeasurement, net defined benefit liability (asset)	3,187	34,550	5,613
Pension fund contribution	25,021	25,524	26,091
Paid pension	(19,128)	(19,291)	(9,192)
Ending balance	$ 516,854	$ 500,333	$ 456,389